Cash Flow Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Interest and income taxes
Interest paid during the year	$ 0	$ 0	$ 0
Income taxes paid during the year	$ 684	$ 1,053	$ 1,082